Organization and Nature of Business (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Measured Stock-Based Compensation

The Company measured stock-based compensation using the Black-Scholes option valuation model using the following assumptions:

December 31, 2017

Expected term	2 - 5 years
Exercise price	$0.0216 - $0.2669
Expected volatility	184% - 217%
Expected dividends	None
Risk-free interest rate	1.50% - 1.87%
Forfeitures	None

Schedule of Balances of Liabilities Measured at Fair Value

The following table presents changes in the liabilities with significant unobservable inputs (Level 3) for the years ended December 31, 2017 and 2016:

	Fair Value Measurements at December 31, 2017 Using
	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Derivative liability	$-	$-	$5,939,600	$5,939,600
Total	$-	$-	$5,939,600	$5,939,600

	Fair Value Measurements at December 31, 2016 Using
	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Derivative liability	$-	$-	$1,927,752	$1,927,752
Total	$-	$-	$1,927,752	$1,927,752

Schedule of Changes in the Liabilities with Significant Unobservable Inputs

The following table presents changes in the liabilities with significant unobservable inputs (Level 3) for the years ended December 31, 2017 and 2016:

Liability
Balance December 31, 2015	$3,973,542

Increase in Derivative Liability resulting from Issuance of convertible debt	2,525,515
Decrease in Derivative Liability resulting from Settlements by debt extinguishment	(1,718,013)
Decrease in Derivative Liability resulting from Change in estimated fair value	(2,853,292)

Balance December 31, 2016	1,927,752

Increase in Derivative Liability resulting from Issuance of convertible debt	9,185,674
Decrease in Derivative Liability resulting from Settlements by debt extinguishment	(8,156,369)
Increase in Derivative Liability resulting from Change in estimated fair value	2,982,543

Balance December 31, 2017	$5,939,600

Schedule of Variable Debentures Black-Scholes Valuation Assumptions

The Company measures the derivative liability using the Black-Scholes option valuation model using the following assumptions:

For Year Ending December 31,
	2017	2016

Expected term	1 year	1 year - 2 years
Exercise price	$0.0063-$0.385	$0.0113-$0.81
Expected volatility	163%-201%	176%-276%
Expected dividends	None	None
Risk-free interest rate	0.79%-1.76%	0.45%-1.06%
Forfeitures	None	None